INVESCO TREASURER'S SERIES FUNDS, INC.

                  INVESCO Treasurer's Money Market Reserve Fund
                   INVESCO Treasurer's Tax-Exempt Reserve Fund

   Supplement dated August 14, 2003 to the Prospectus dated September 30, 2002 as Supplemented June 12, 2003 and
                                  June 18, 2003

          THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED JUNE 18, 2003

The Board of Directors of INVESCO Treasurer's Series Funds, Inc. (the "Company") approved, on August 12-13, 2003, a name change for the Company. Effective as of October 1, 2003, the name of the Company will be "AIM Treasurer's Series Funds, Inc."

The Board of Directors of the Company approved, on August 12-13, 2003, for each series portfolio of the Company (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund.

The proposed advisory agreements relate to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to funds within The AIM Family of Funds(R) (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management teams for the Funds will not change nor will the advisory fees paid by the Funds change as a result of this restructuring.

For each Fund, the proposed investment advisory agreement requires the approval of such Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders, the proposed investment advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of a Fund do not approve the proposed investment advisory agreement, the current investment advisory agreement with INVESCO will continue in effect for such Fund.

Effective July 1, 2003, the section of the Prospectus entitled "Fees And Expenses - Shareholder Fees Paid Directly From Your Account - Annual Fund Operating Expense That are Deducted From Fund Assets" is amended to (i) delete the tables in their entirety and (ii) substitute the following in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      TREASURER'S MONEY MARKET RESERVE FUND
      Management Fees (1, 2)                            0.25%
      Distribution and Service (12b-1) Fees             None
      Other Expenses(1)                                 0.00%
      Total Annual Fund Operating Expenses (1, 2)       0.25%

      TREASURER'S TAX-EXEMPT RESERVE FUND
      Management Fees(1)                                0.25%
      Distribution and Service (12b-1) Fees             None
      Other expenses(1)                                 0.00%
      Total Annual Fund Operating Expenses(1)           0.25%

  (1) Under the Funds' investment advisory agreement, the Funds' investment advisor is responsible for the payment of all of the Funds' expenses other than payment of advisory fees, taxes, interest, extraordinary items and brokerage commissions.

  (2) Effective July 1, 2003, Treasurer's Money Market Reserve Fund's investment advisor will voluntarily limit the annualized management fee to 0.20%. This voluntary limitation may be modified, terminated or rescinded at any time following consultation with the Fund's board of directors.

The section of the Prospectus entitled "Fund Management - The Investment Advisor" is amended to add the following paragraph:

      Pursuant to the terms of the Funds' investment advisory agreements, the advisor is responsible for the payment for all of the Funds' ordinary and necessary business expenses (excluding management fees, taxes, interest, and brokerage commissions). The Funds pay no fees for the services that the advisor provides under an Administrative Services Agreement pursuant to which the advisor provides certain administrative and shareholder-related services. From time to time, the advisor may pay, from its own resources, institutions that invest in the Funds or institutions whose customers own shares of the Funds for the provision of certain administrative and/or shareholder-related services.

The first paragraph in the section of the Prospectus entitled "Share Price" is hereby deleted in its entirety and replaced with the following:

      The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. Treasurer's Money Market Reserve Fund determines its NAV as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time on each day that the New York Stock Exchange ("NYSE") is open. Treasurer's Tax-Exempt Reserve Fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time on each day that the NYSE is open. Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

The third paragraph in the section of the Prospectus entitled "Share Price" is hereby deleted in its entirety and replaced with the following:

      All purchases, sales, and exchanges of Fund shares are made at the NAV next calculated after your order has been received by INVESCO, or as the case may be A I M Fund Services ("AFS"), with proper instructions. Instructions received after the last NAV determination on a particular day will be priced at the next determined NAV on the next day that the NYSE is open. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities ("NSCC") must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions. If the financial institution through which you place purchase and redemption orders, in turn, places its orders to AFS through the NSCC, INVESCO or AFS may not receive those orders until the next business day after the order has been entered into the NSCC.

The following new sections are added after the last paragraph in the section in the Prospectus entitled "Share Price."

      TIMING AND METHOD OF PAYMENT
      ----------------------------

      Treasurer's Money Market Reserve Fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time. Treasurer's Tax-Exempt Reserve Fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time.

      Dividends payable on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

      INVESTORS (FOR ACCOUNTS OPENED ON OR AFTER AUGUST 14, 2003)
      -----------------------------------------------------------

      MINIMUM INVESTMENTS PER FUND ACCOUNT

      The minimum investments for Fund accounts are as follows:

                                      INITIAL                ADDITIONAL
                                      INVESTMENTS*           INVESTMENTS
                                      ------------           -----------
      INVESCO Treasurer's             $1 million             No minimum
      Money Market Reserve

      Fund
      INVESCO Treasurer's             $1 million             No minimum
      Tax-Exempt Reserve
      Fund

    * An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

      PURCHASING SHARES

      For investors investing in the Funds on or after August 14, 2003, the following chart shows several ways you can invest in the Funds. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

                                PURCHASE OPTIONS

--------------------------------------------------------------------------------
        METHOD              OPENING AN                    ADDING TO AN
                            ACCOUNT                       ACCOUNT
--------------------------------------------------------------------------------
  Through a         Contact      your       financial     Same
  Financial         intermediary.    The    financial
  Intermediary      intermediary   should  mail  your
                    completed account  application to
                    A I M Fund Services, Inc. ("AFS")
                    at P. O.  Box  0843  Houston,  TX
                    77001-0843.     The     financial
                    intermediary  should  call AFS at
                    (800)   659-1005  to  receive  an
                    account    number.    Then,   the
                    intermediary   should   use   the
                    following wire instructions:

                    The Bank of New York  ABA/Routing
                    #:  021000018 DDA  8900117443 For
                    Further  Credit  to the  Fund and
                    Your Account #
--------------------------------------------------------------------------------
  By Telephone      Open  your  account  as described    Call   AFS   at   (800)
                    above.                               659-1005    and    wire
                                                         payment     for    your
                                                         purchase    order    in
                                                         accordance   with   the
                                                         wire instructions noted
                                                         above.  You  must  call
                                                         before  the  final  NAV
                                                         determination  in order
                                                         to effect your purchase
                                                         on that day.
--------------------------------------------------------------------------------
  By AIM LINK(R)    Open  your  account  as described    Complete an AIM Link(R)
                    above.                               Agreement.   Mail   the
                                                         application         and
                                                         agreement to AFS.  Once
                                                         your  request  for this
                                                         option     has     been
                                                         processed,    you   may
                                                         place  your  order  via
                                                         AIM LINK.
--------------------------------------------------------------------------------

      REDEEMING SHARES

      REDEMPTION FEES

      We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

      HOW TO REDEEM SHARES

                               REDEMPTION OPTIONS

        Through a               Contact your financial intermediary.
        Financial
        Intermediary            Redemption  proceeds  will be sent in accordance
                                with  the  wire  instructions  specified  in the
                                account  application  you provided AFS. AFS must
                                receive  your  financial   intermediary's   call
                                before the day's final NAV determination in order to effect the redemption at the day's closing price.

        By Telephone            A  person  who  has  been   authorized  to  make
                                transactions in the account application may make
                                redemptions by telephone.  AFS must receive your
                                call before the day's final NAV determination in
                                order to  effect  the  redemption  at the  day's
                                closing  price.  If you redeem by telephone,  we
                                will send the amount of the redemption  proceeds
                                in   accordance   with   your    pre-established
                                instructions.  We use  reasonable  procedures to
                                confirm  that   instructions   communicated   by
                                telephone  are  genuine  and are not  liable for
                                telephone   instructions   that  are  reasonably
                                believed to be genuine.

        By AIM LINK(R)          Place your redemption  request via AIM LINK. AFS
                                must receive your financial  intermediary's call
                                before  the  day's  final NAV  determination  in
                                order to  effect  the  redemption  at the  day's
                                closing  price.  If you redeem via AIM LINK,  we
                                will   transmit   your    redemption    proceeds
                                electronically  to  your   pre-authorized   bank
                                account.   We  are  not   liable  for  AIM  LINK
                                instructions that are not genuine.

        Redemptions by          If a Fund  determines that you have not provided
        the Fund                a correct Social Security or other tax ID number
                                on your  account  application,  the Fund may, at
                                its   discretion,   redeem   the   account   and
                                distribute the proceeds to you.

The Funds and their agents reserve the right at any time to:

      o    Reject or cancel all or any part of any purchase order;
      o    Modify any terms or conditions of purchase of shares of the Funds; or
      o Suspend, change or withdraw all or any part of the offer made by this prospectus.

The section of the Prospectus entitled "How to Buy Shares" is renamed "Investors (Before August 14, 2003)". The sidebar text on page 7 of the Prospectus that indicates that investors must contact INVESCO before the close of the NYSE in order to receive a particular day's closing price is hereby deleted.

The section of the Prospectus entitled "How to Buy Shares - Minimum Initial Investment:" is amended to (i) delete the paragraph in its entirety and (ii) substitute the following in its place:

                MINIMUM INITIAL INVESTMENT:

                $1,000,000, which may be waived in certain cases.

The Section of the Prospectus entitled "How to Buy Shares - Minimum Subsequent Investment:" is amended to (i) delete the paragraph in its entirety and (i) substitute the following in its place:

                MINIMUM SUBSEQUENT INVESTMENT:  None

The section of the Prospectus entitled "How to Buy Shares" is amended to (i) delete the seventh paragraph in its entirety and (ii) substitute the following in its place:

      The following chart shows several ways to invest in the Funds if you invest directly through INVESCO. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

        METHOD                            INVESTMENT                      PLEASE
                                          MINIMUM                         REMEMBER
-------------------------------------------------------------------------------------------------
  BY CHECK
  Mail to:                          Please see minimum             INVESCO  does not  accept
  INVESCO Funds Group Inc.,         initial investment above.      cash,    credit    cards,
  P. O. Box 173706,                                                travelers'       cheques,
  Denver, CO  80217-3706.                                          credit    card    checks,
  You may send your check by                                       instant    loan   checks,
  overnight courier to:                                            money  orders,  or  third
  4350 South Monaco Street                                         party checks  unless they
  Denver, CO  80237                                                are     from      another
                                                                   financial     institution
                                                                   related  to a  retirement
                                                                   plan transfer.
-------------------------------------------------------------------------------------------------
  BY WIRE
  You may send your payment         Please see minimum
  by bank wire (call                initial investment above.
  1-800-525-8085 for
  instructions).
-------------------------------------------------------------------------------------------------
  BY TELEPHONE WITH ACH
  Call 1-800-525-8085 to            Please see minimum             You  must   provide  your
  request your purchase.            initial investment above.      bank account  information
  Upon your telephone                                              to INVESCO prior to using
  instructions, INVESCO will                                       this option.
  move money from your
  designated bank/credit
  union checking or savings
  account in order to
  purchase shares.
-------------------------------------------------------------------------------------------------
  BY INTERNET
  Go to the INVESCO Web site        Since the minimum              You   will   need  a  Web
-------------------------------------------------------------------------------------------------

                                             6

-------------------------------------------------------------------------------------------------
  at invescofunds.com.              initial investment for         browser   to   use   this
                                    these Funds exceeds the        service.         Internet
                                    maximum transaction            transactions  are limited
                                    amount on Internet             to a maximum of $25,000.
                                    transactions, you may
                                    only use the Internet
                                    for subsequent
                                    investments.
-------------------------------------------------------------------------------------------------
 BY EXCHANGE
 Between the Investor Class         $1,000,000 for regular         See "Exchange Policy."
 of any INVESCO Fund and the        accounts
 shares of these Funds.
 Call 1-800-525-8085 for
 prospectuses of other
 INVESCO funds.  Exchanges
 may be made in writing or by
 telephone.  You may also
 establish an automatic
 monthly exchange service
 between two INVESCO funds;
 call us for further details
 and the correct form.
-------------------------------------------------------------------------------------------------

Effective August 14, 2003, all references in this Prospectus to the terms exchange, exchanges, By Exchange, and Exchange Policy will apply only to existing shareholders of the Funds as of the close of business August 13, 2003 and all new shareholders of the Funds after that date will not be allowed to exchange shares of the Funds.

Effective July 1, 2003, Fund Management Company ("FMC") became the Funds' distributor with responsibility for sale of the Funds' shares. All references in this Prospectus to INVESCO Distributors, Inc. or the "distributor" shall hereinafter be to FMC. FMC's address is: Fund Management Company, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

INVESCO, A I M Capital Management, Inc, and FMC are subsidiaries of AMVESCAP PLC. The back cover page of the Prospectus is amended to (i) delete the first sentence of the last paragraph and (ii) substitute the following in its place:

           Effective July 1, 2003, to obtain a free copy of the current prospectus, SAI, annual report, and semiannual report, write to: A I M Fund Services, Inc., P. O. Box 0843, Houston, Texas 77001-0843; or call 1-800-659-1005.

                                  7